Income Tax (Tables)	12 Months Ended
Mar. 31, 2024
Income Tax [Abstract]
Schedule of Effective Tax Rate	The following table reconciles the statutory rate to Lakeshore Group’s effective tax rate:
	Years Ended March 31,
	2022	2023	2024
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of different tax rates in different jurisdictions	(18.26)%	(36.00)%	(13.32)%
Effect of PRC preferential tax rate	4.56%	8.72%	(3.39)%
Effect of research and development expenses deduction and others	33.20%	25.50%	9.97%
Non-deductible expenses	-%	-%	0.06%
Temporary differences*	4.88%	0.79%	(4.77)%
Change in valuation allowance	(44.47)%	(23.23)%	(18.31)%
Effective tax rate	4.91%	0.78%	(4.76)%
*	Temporary differences primarily relate to impairment of inventories, property, plant and equipment and government grants.

Schedule of Net Deferred Tax Assets	Net deferred tax assets as of March 31, 2024 and 2023, consist of the following key components:
	As of March 31,
	2023	2024	2024
	(RMB)	(RMB)	(US$)
Deferred tax assets:
Write-down of inventories to net realizable value	716,917	10,223,137	$1,440,893
Impairment of property, plant and building	1,769,405	13,542,899	1,908,795
Deferred government grants	3,296,223	2,951,867	416,049
Losses available for offsetting against future taxable profits	39,366,020	81,220,037	11,447,503
Less: valuation allowance	(39,366,020)	(81,220,037)	(11,447,503)
Total deferred tax assets, net	5,782,545	26,717,903	3,765,737
Deferred tax liabilities:			-
Fair value adjustments arising from historical acquisition of subsidiaries	(3,876,964)	(3,083,714)	(434,632)
Total deferred tax liabilities	(3,876,964)	(3,083,714)	(434,632)
Net deferred tax asset	1,905,581	23,634,189	$3,331,105